Severance, acquisition and other costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

For the year ended December 31	2024	2023
Severance	(383)	(134)
Acquisition and other	(71)	(66)
Total severance, acquisition and other costs	(454)	(200)